UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2014 to Feb. 28, 2015.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,030.20	0.81%	$4.08
Class C	1,000.00	1,025.50	1.57%	7.88
Institutional Class	1,000.00	1,031.40	0.57%	2.87

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,016.20	0.76%	$3.80
Class C	1,000.00	1,012.00	1.61%	8.03
Institutional Class	1,000.00	1,017.00	0.61%	3.05

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.03	0.76%	$3.81
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,043.70	0.86%	$4.36
Class C	1,000.00	1,038.70	1.61%	8.14
Institutional Class	1,000.00	1,044.70	0.61%	3.09

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	97.11%
Corporate Revenue Bonds	12.27%
Education Revenue Bonds	11.39%
Electric Revenue Bonds	4.18%
Healthcare Revenue Bonds	11.01%
Housing Revenue Bonds	1.19%
Lease Revenue Bonds	3.09%
Local General Obligation Bonds	6.89%
Pre-Refunded/Escrowed to Maturity Bonds	7.93%
Special Tax Revenue Bonds	13.53%
State General Obligation Bonds	6.32%
Transportation Revenue Bonds	13.22%
Water & Sewer Revenue Bonds	6.09%

Short-Term Investments	2.56%

Total Value of Securities	99.67%

Receivables and Other Assets Net of Liabilities	0.33%

Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets

Alabama	0.90%
Alaska	0.58%
Arizona	1.88%
California	11.79%
Colorado	1.76%
Connecticut	0.86%
Florida	1.61%
Georgia	2.63%
Illinois	3.94%
Indiana	1.27%
Kansas	0.24%
Louisiana	1.17%
Maryland	2.09%
Massachusetts	2.92%
Michigan	0.06%
Minnesota	1.45%
Mississippi	0.29%
Missouri	4.15%
Nevada	0.72%

State / territory	Percentage of net assets

New Jersey	7.91%
New Mexico	0.08%
New York	20.21%
North Carolina	3.35%
North Dakota	0.29%
Ohio	3.06%
Oklahoma	3.00%
Oregon	0.30%
Pennsylvania	3.54%
Texas	12.01%
U.S. Virgin Islands	0.23%
Utah	0.27%
Virginia	3.49%
Washington	0.55%
West Virginia	0.59%
Wisconsin	0.48%

Total	99.67%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	99.03%
Corporate Revenue Bonds	10.66%
Education Revenue Bonds	7.51%
Electric Revenue Bonds	2.31%
Healthcare Revenue Bonds	10.19%
Housing Revenue Bonds	0.26%
Lease Revenue Bonds	4.03%
Local General Obligation Bonds	4.81%
Pre-Refunded/Escrowed to Maturity Bonds	5.36%
Resource Recovery Revenue Bonds	0.20%
Special Tax Revenue Bonds	15.68%
State General Obligation Bonds	17.45%
Transportation Revenue Bonds	16.06%
Water & Sewer Revenue Bonds	4.51%

Short-Term Investments	0.84%

Total Value of Securities	99.87%

Receivables and Other Assets Net of Liabilities	0.13%

Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets

Arizona	4.35%
California	14.16%
Colorado	0.12%
Connecticut	1.44%
Delaware	0.79%
Florida	0.75%
Georgia	3.15%
Guam	0.42%
Hawaii	0.76%
Idaho	0.95%
Illinois	13.45%
Indiana	0.10%
Kansas	0.18%
Louisiana	4.58%
Maryland	2.84%
Massachusetts	1.10%
Minnesota	6.56%
Mississippi	0.70%

State / territory	Percentage of net assets

Missouri	1.10%
Nevada	0.49%
New Jersey	4.64%
New York	17.62%
North Carolina	1.02%
North Dakota	0.26%
Ohio	1.42%
Oregon	2.09%
Pennsylvania	4.65%
Tennessee	0.95%
Texas	11.37%
Virginia	5.12%
Washington	1.46%
Wisconsin	1.28%

Total	99.87%

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	98.04%
Corporate Revenue Bonds	21.78%
Education Revenue Bonds	14.09%
Electric Revenue Bonds	0.46%
Healthcare Revenue Bonds	23.60%
Housing Revenue Bonds	1.29%
Lease Revenue Bonds	5.89%
Local General Obligation Bonds	2.76%
Pre-Refunded Bonds	1.79%
Resource Recovery Revenue Bonds	0.63%
Special Tax Revenue Bonds	8.32%
State General Obligation Bonds	3.26%
Transportation Revenue Bonds	10.57%
Water & Sewer Revenue Bonds	3.60%

Short-Term Investments	2.23%

Total Value of Securities	100.27%

Liabilities Net of Receivables and Other Assets	(0.27%)

Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets

Alabama	3.09%
Alaska	0.22%
Arizona	4.97%
California	13.92%
Colorado	1.34%
Connecticut	0.12%
District of Columbia	0.85%
Florida	4.58%
Georgia	0.97%
Hawaii	1.71%
Idaho	0.93%
Illinois	3.64%
Indiana	1.10%
Iowa	0.29%
Kansas	0.72%
Kentucky	1.49%
Louisiana	2.90%
Maine	0.22%

State / territory	Percentage of net assets

Maryland	4.15%
Massachusetts	1.20%
Michigan	1.40%
Minnesota	3.31%
Mississippi	0.33%
Missouri	0.70%
Nevada	0.53%
New Hampshire	0.17%
New Jersey	4.98%
New Mexico	0.06%
New York	13.14%
North Carolina	0.59%
North Dakota	0.29%
Ohio	4.83%
Oklahoma	0.24%
Oregon	0.64%
Pennsylvania	8.13%
South Carolina	0.11%
Tennessee	0.28%
Texas	7.30%
Utah	0.25%
Vermont	0.13%
Virginia	1.62%
Washington	0.53%
West Virginia	0.70%
Wisconsin	1.36%
Wyoming	0.24%

Total	100.27%

Schedules of investments

Delaware Tax-Free USA Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.11%

Corporate Revenue Bonds – 12.27%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	5,225,000	$4,344,117
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (Exempt Facilities National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,810,000	1,813,819
Gloucester County, New Jersey Pollution Control Financing Authority (Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	735,000	834,504
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	9,285,000	7,983,893
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,297,218
Houston, Texas Airport System Revenue (United Airlines) 5.00% 7/1/29 (AMT)	1,600,000	1,727,536
Illinois Railsplitter Tobacco Settlement Authority 6.00% 6/1/28	6,000,000	7,047,660
6.25% 6/1/24	6,810,000	7,316,528
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	2,964,775
Maryland Economic Development Corporation Revenue (CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,771,799
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	1,915,000	2,457,366
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) 4.875% 9/15/19 (AMT)	1,515,000	1,597,325
Series B 5.625% 11/15/30 (AMT)	1,365,000	1,547,801
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)—	2,000,000	2,174,640
New York State Liberty Development Corporation Revenue (Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,149,760
Ohio State Air Quality Development Authority Revenue (First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,516,935

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Parish of St. John the Baptist, Louisiana (Marathon Oil) Series A 5.125% 6/1/37	1,875,000	$1,979,794
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,103,140
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	3,000,000	3,469,890
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,186,555
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 5.00% 6/1/41	4,765,000	3,725,849
Valparaiso, Indiana (Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,198,318

		71,209,222

Education Revenue Bonds – 11.39%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,295,000	5,736,444
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46	5,145,000	5,540,805
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,399,660
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,704,080
Henderson, Nevada Public Improvement Trust (Touro College & University System) 5.50% 1/1/39	805,000	894,484
Louisiana Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	1,875,000	2,227,163
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	4,470,354
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,851,900
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University) Series A 5.00% 12/15/29	5,000,000	5,838,850
Series A 5.50% 11/15/36	4,515,000	5,239,387

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Missouri State Health & Educational Facilities Authority Revenue (Washington University) Series A 5.375% 3/15/39	5,000,000	$5,576,100
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,777,841
New York State Dormitory Authority (Touro College & University System) Series A 5.50% 1/1/39	2,290,000	2,585,983
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	6,390,960
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,360,000	1,484,182
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,583,373
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,784,025

		66,085,591

Electric Revenue Bonds – 4.18%
California State Department of Water Resources Series L 5.00% 5/1/17	910,000	1,000,390
Series L 5.00% 5/1/20	5,000,000	5,953,800
City Public Service Board of San Antonio, Texas 5.00% 2/1/22	5,040,000	6,107,825
5.25% 2/1/24	7,000,000	8,810,200
Long Island, New York Power Authority Series A 5.00% 9/1/44	1,430,000	1,603,488
Southern Minnesota Municipal Power Agency Series A 5.25% 1/1/17 (AMBAC)	750,000	815,467

		24,291,170

Healthcare Revenue Bonds – 11.01%
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,259,440
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,040,000	2,453,426
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,291,288
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,154,919
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,856,425

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	3,000,000	$3,510,420
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,341,220
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,581,506
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,266,157
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.25% 1/1/40	3,000,000	3,049,380
6.00% 2/1/21	2,710,000	2,716,450
New York State Dormitory Authority Revenue Non State Supported Debt (North Shore Long Island Jewish Health System) Series A 5.50% 5/1/37	3,000,000	3,378,930
(Orange Regional Medical Center) 6.25% 12/1/37	2,250,000	2,479,050
6.50% 12/1/21	2,745,000	3,130,837
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,688,746
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,384,956
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,193,360
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,000,000	3,012,450
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)^	2,000,000	1,717,480
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project) 7.25% 6/1/34	120,000	137,318
Series A 7.50% 6/1/49	610,000	699,487
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,670,023

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.) 7.125% 11/1/43	2,000,000	$2,441,140
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,092,900
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	3,397,495

		63,904,803

Housing Revenue Bonds – 1.19%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,655,000	5,203,499
Williston, North Dakota (Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	1,707,512

		6,911,011

Lease Revenue Bonds – 3.09%
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	2,890,000	3,223,766
Series GG 5.75% 9/1/23	1,000,000	1,165,770
New York City, New York Industrial Development Agency Trips Series A 5.00% 7/1/28 (AMT)	1,685,000	1,862,885
New York Liberty Development (Class 1-3 World Trade Center Project) 144A 5.00% 11/15/44 #	2,000,000	2,110,100
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	4,155,000	4,660,747
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,278,630
St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,620,024

		17,921,922

Local General Obligation Bonds – 6.89%
Arlington County, Virginia Series D 5.00% 8/1/17	2,000,000	2,214,240
Fairfax County, Virginia (Public Improvement) Series A 5.00% 10/1/19	9,000,000	10,561,590
Georgetown, Texas Independent School District (School Building) 5.00% 8/15/24 (PSF)	1,430,000	1,674,058

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Georgetown, Texas Independent School District (School Building) 5.00% 8/15/26 (PSF)	1,000,000	$1,167,260
Katy, Texas Independent School District Series A 5.00% 2/15/45 (PSF)	2,500,000	2,942,100
New York City, New York Series A 5.00% 8/1/19	2,690,000	3,119,351
Series I-1 5.375% 4/1/36	5,000,000	5,752,100
Series J 5.00% 8/1/17	3,000,000	3,321,210
Subseries D-1 5.00% 10/1/36	6,500,000	7,360,860
Prince George’s County, Maryland (Consolidated Public Improvement) Series C 5.00% 8/1/17	1,700,000	1,882,104

		39,994,873

Pre-Refunded/Escrowed to Maturity Bonds – 7.93%
Brevard County, Florida Health Facilities Authority Health Care Revenue (Health First Inc. Project) 7.00% 4/1/39-19§	4,065,000	5,025,356
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	3,135,425
California State Economic Recovery Series A 5.25% 7/1/21-19§	3,130,000	3,708,048
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	165,000	170,968
Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,220,431
Maryland State & Local Facilities Loan Capital Improvement Second Series 5.00% 8/1/17-16§	935,000	997,187
Missouri State Highways & Transportation Commission State Road Revenue Series B 5.00% 5/1/24-16§	7,000,000	7,385,210
New Jersey Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,817,155
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/24-18§	2,930,000	3,355,377
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,396,129
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	1,155,000	1,308,615

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)§	450,000	$495,473

		46,015,374

Special Tax Revenue Bonds – 13.53%
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	9,859,869
Denver, Colorado Convention Center Hotel Authority Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,343,876
Henderson, Nevada Local Improvement Districts No. T-18 5.30% 9/1/35	1,655,000	1,413,072
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,105,000	1,108,050
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue (State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	50,000	50,245
Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,610,631
Nevada State 5.00% 6/1/17	1,700,000	1,868,793
New Jersey Economic Development Authority Revenue 5.00% 6/15/25	3,000,000	3,374,640
5.00% 6/15/28	2,695,000	2,973,879
New Jersey Transportation Trust Fund Authority Series B 5.00% 6/15/21	3,235,000	3,676,092
Series B 5.50% 6/15/31	10,000,000	11,530,300
New Mexico Finance Authority (Senior Lien) 4.00% 6/15/16	440,000	461,278
New York City, New York Industrial Development Agency (Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,196,440
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011 Series A-1 5.00% 11/1/42	10,000,000	11,480,600
Series C 5.25% 11/1/25	6,000,000	7,267,920
Series D 5.00% 2/1/26	3,000,000	3,516,960
New York State Dormitory Authority (Unrefunded - General Purpose) Series E 5.00% 2/15/17	1,000,000	1,089,350

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York State Dormitory Authority State Personal Income Tax Revenue Series B 5.25% 3/15/38	6,000,000	$6,844,320
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,123,750
Texas Public Finance Authority (Assessment - Unemployment Compensation) 5.00% 1/1/17	2,180,000	2,361,136
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	1,935,000	1,394,148

		78,545,349

State General Obligation Bonds – 6.32%
California State 5.00% 2/1/17	630,000	684,508
5.25% 11/1/40	3,795,000	4,447,095
Various Purposes 5.00% 9/1/22	2,180,000	2,668,603
5.00% 11/1/43	3,000,000	3,440,490
5.00% 10/1/44	2,420,000	2,792,486
6.00% 4/1/38	4,060,000	4,875,979
6.50% 4/1/33	2,570,000	3,139,127
Connecticut State Series E 5.00% 12/15/17	900,000	975,618
North Carolina State Public Improvement Series A 5.00% 5/1/20	10,585,000	12,582,813
Washington State (Various Purposes) Series R - 2010A 5.00% 1/1/17	990,000	1,071,497

		36,678,216

Transportation Revenue Bonds – 13.22%
Bay Area, California Toll Authority Series S-6 5.00% 10/1/54	3,000,000	3,370,650
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	5,160,000	6,014,032
Central Texas Turnpike System Series C 5.00% 8/15/42	2,225,000	2,450,481
Maryland Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,504,802
New Jersey Transportation Trust Fund Authority (Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,647,500

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue (First Tier) Series A 6.00% 1/1/24	415,000	$464,580
(Second Tier) Series F 5.75% 1/1/38	6,130,000	6,789,281
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) 4.125% 12/31/38 (AMT)	1,875,000	1,846,350
5.00% 12/31/38 (AMT)	3,085,000	3,405,408
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,091,222
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	4,735,000	5,588,200
6.50% 12/1/28	5,500,000	5,737,765
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	7,056,894
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (LBJ Infrastructure) 7.00% 6/30/40	5,715,000	6,922,237
7.50% 6/30/33	1,560,000	1,939,298
(NTE Mobility Partners) 6.75% 6/30/43 (AMT)	2,490,000	3,052,391
6.875% 12/31/39	5,500,000	6,551,875
7.00% 12/31/38 (AMT)	1,830,000	2,287,976

		76,720,942

Water & Sewer Revenue Bonds – 6.09%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	5,500,000	6,609,955
Jefferson County, Alabama Sewer Revenue (Sub Lien Warrants) Series D 6.50% 10/1/53	4,500,000	5,239,125
Metropolitan Water Reclamation District of Greater Chicago, Illinois (Capital Improvement) Series C 5.00% 12/1/16	440,000	474,857
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,602,640
(Second Generation Fiscal 2013) Series CC 5.00% 6/15/47	1,975,000	2,239,176
(Second Generation Resolution Fiscal 2014) Series BB 5.00% 6/15/46	5,000,000	5,672,700
(Second Generation) Series BB 5.00% 6/15/47	4,000,000	4,506,560

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
San Francisco, California City & County Public Utilities Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	$5,979,950

		35,324,963

Total Municipal Bonds (cost $506,399,603)		563,603,436

Short-Term Investments – 2.56%

Variable Rate Demand Notes – 2.56%¤
California Pollution Control Financing Authority (Air Products) 0.01% 3/1/41	4,200,000	4,200,000
(Pacific Gas & Electric) Series C 0.01% 11/1/26 (LOC - JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Connecticut State Health & Educational Facility Authority (Yale University) Series V-2 0.01% 7/1/36	600,000	600,000
Jackson County, Mississippi (Chevron USA Inc. Project) 0.01% 6/1/23	710,000	710,000
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1 0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
(Children’s) Series B 0.01% 8/15/25 (AGM) (SPA – U.S. Bank N.A.)	3,425,000	3,425,000
Mississippi Business Finance (Chevron USA Inc. Project) Series C 0.01% 12/1/30	1,000,000	1,000,000
University of Michigan Series D-1 0.01% 12/1/24	345,000	345,000
Village of Romeoville, Illinois (Lewis University) 0.01% 10/1/36 (LOC - Wells Fargo Bank N.A.)	2,100,000	2,100,000

Total Short-Term Investments (cost $14,880,000)		14,880,000

Total Value of Securities – 99.67% (cost $521,279,603)		$578,483,436

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $6,770,847, which represents 1.17% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

Schedules of investments

Delaware Tax-Free USA Fund

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.03%

Corporate Revenue Bonds – 10.66%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	2,305,000	$2,482,185
Build NYC Resource, New York (Pratt Paper Inc. Project) 144A 4.50% 1/1/25 (AMT)#	1,200,000	1,302,276
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue (Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,681,599
Gloucester County, New Jersey Pollution Control Financing Authority (Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	1,015,000	1,152,411
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 4.50% 6/1/27	11,385,000	11,090,015
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,068,477
Houston, Texas Airport System Revenue (United Airlines Inc. Terminal E Project) 4.75% 7/1/24 (AMT)	1,500,000	1,634,550
Illinois Railsplitter Tobacco Settlement Authority 5.25% 6/1/20	7,160,000	8,384,646
6.25% 6/1/24	7,500,000	8,057,850
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	808,575
Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service - Palo Verde Project) Series B 5.20% 6/1/43 —	6,000,000	6,768,480
Maryland Economic Development Corporation Pollution Control Revenue (CNX Marine Terminals) 5.75% 9/1/25	3,825,000	4,274,705
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,114,978
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) 4.875% 9/15/19 (AMT)	3,025,000	3,189,379
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,143,109
Nez Perce County, Idaho (Potlatch Project) 6.00% 10/1/24	850,000	850,927

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First Energy Generation) Series A 5.70% 8/1/20	4,320,000	$5,017,507
(Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	2,641,839
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.25% 12/1/24	3,050,000	3,632,794
Texas Municipal Gas Acquisition & Supply Corp I (Senior Lien) Series D 6.25% 12/15/26	5,800,000	7,234,978
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 4.50% 6/1/23	1,500,000	1,504,740
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	2,985,556

		82,021,576

Education Revenue Bonds – 7.51%
Build NYC Resource, New York 5.25% 11/1/29	1,800,000	2,008,206
5.25% 11/1/34	4,680,000	5,106,488
California Municipal Finance Authority (Touro College & University System) Series A 5.25% 1/1/34	370,000	419,695
California Municipal Finance Authority Educational Revenue (American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	1,001,490
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,522,243
California Statewide Communities Development Authority Student Housing Revenue (Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,553,735
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,275,406
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,666,100
Henderson, Nevada Public Improvement Trust (Touro College & University System) 5.50% 1/1/34	1,190,000	1,337,048
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	865,000	926,268

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.25% 10/15/29	1,670,000	$1,988,319
Massachusetts State Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,617,640
New York City Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,550,563
New York State Dormitory Authority (Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,222,091
(Touro College & University System) Series A 5.25% 1/1/34	1,360,000	1,532,054
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	6,124,445
Private Colleges & Universities Authority, Georgia Revenue (Mercer University Project) Series A 5.25% 10/1/27	2,020,000	2,285,852
Series C 5.25% 10/1/27	2,100,000	2,375,667
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,819,500
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,886,394
University of Texas, Texas Permanent University Fund Series B 5.00% 7/1/27	3,715,000	4,547,048

		57,766,252

Electric Revenue Bonds – 2.31%
California State Department of Water Resources Series L 5.00% 5/1/17	1,200,000	1,319,196
California State Department Water Resources Power Supply Revenue Series L 5.00% 5/1/19	6,000,000	6,989,400
Series N 5.00% 5/1/21	3,580,000	4,356,752
Long Island, New York Power Authority Series A 5.00% 9/1/34	2,325,000	2,633,225
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,163,120
Southern Minnesota Municipal Power Agency Series A 5.25% 1/1/17 (AMBAC)	300,000	326,187

		17,787,880

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds – 10.19%
Arizona Health Facilities Authority (Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	8,400,000	$9,761,892
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	5,107,333
California Statewide Communities Development Authority Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,148,458
Dauphin County, Pennsylvania General Authority Health System Revenue (Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,991,124
Illinois Finance Authority Revenue (Rush University Medical Center) Series A 5.00% 11/15/32	2,900,000	3,293,472
Series A 5.00% 11/15/33	1,450,000	1,642,734
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,353,982
Minneapolis, Minnesota Revenue (National Marrow Donor Program Project) 5.00% 8/1/16	4,720,000	4,941,793
5.00% 8/1/18	2,500,000	2,705,750
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.00% 1/1/30	870,000	884,833
New York State Dormitory Authority Revenue Non State Supported Debt (Memorial Sloan-Kettering Cancer Center) Series 1 4.00% 7/1/21	1,600,000	1,817,872
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23	4,000,000	4,619,840
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,281,120
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	809,897
Ohio State Higher Educational Facilities Commission Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.00% 1/1/17	2,000,000	2,160,380
Series A 5.00% 1/1/18	1,000,000	1,115,170
Onondaga, New York Civic Development Corporation Revenue (St. Joseph’s Hospital Health Center Project) 5.00% 7/1/25	1,000,000	1,088,510

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Palm Beach County, Florida Health Facilities Authority Revenue (Sinai Residences Boca Raton Project-Entrance Fee) Series B 6.25% 6/1/23	950,000	$1,052,515
Series C 6.00% 6/1/21	1,000,000	1,095,820
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	670,000	783,538
Rochester, Minnesota Health Care Facilities Revenue (Mayo Clinic) Series A 4.00% 11/15/30 —	3,800,000	4,204,586
Series C 4.50% 11/15/38 —	2,540,000	2,975,077
Southwestern Illinois Development Authority (Memorial Group) 7.125% 11/1/30	2,190,000	2,709,205
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,746,129
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,030,190
Westminster, Maryland (Lutheran Village Millers Grant) Series B 4.875% 7/1/23	1,160,000	1,199,301
Series C 4.375% 7/1/21	1,175,000	1,198,594
Series D 3.875% 7/1/19	660,000	667,412

		78,386,527

Housing Revenue Bonds – 0.26%
Williston, North Dakota (Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,985,261

		1,985,261

Lease Revenue Bonds – 4.03%
California Statewide Communities Development Authority Revenue (California Statewide Inland Regulatory Control Project) 5.25% 12/1/27	3,605,000	3,848,446
(Lancer Plaza Project) 5.125% 11/1/23	785,000	851,262
Idaho Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,377,444
Los Angeles County, California (Disney Concert Hall Parking) 5.00% 9/1/22	1,100,000	1,331,352
5.00% 3/1/23	2,395,000	2,899,507

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Minnesota State General Fund Revenue Series A 5.00% 6/1/27	3,265,000	$3,881,693
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	2,485,000	2,771,993
New York Liberty Development Revenue (Class 2-3 World Trade Center Project) 144A 5.15% 11/15/34 #	4,665,000	5,148,481
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,870,000	2,886,990
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,610,000	3,994,826

		30,991,994

Local General Obligation Bonds – 4.81%
Chesterfield County, Virginia Series B 5.00% 1/1/22 (State Aid Witholding)	4,070,000	4,963,650
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,865,000	4,544,351
Fort Worth, Texas Independent School District (School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,415,480
Henrico County, Virginia Refunding Public Improvement 5.00% 7/15/19	4,000,000	4,670,080
Houston, Texas Refunding & Public Improvement Series A 5.25% 3/1/28	5,000,000	5,624,900
New York City, New York Series A-1 5.00% 8/1/19	3,500,000	3,878,280
Series E 5.00% 8/1/23	3,685,000	4,494,816
Series G 5.25% 8/1/15	5,000	5,022
Subseries D-1 5.00% 10/1/30	4,000,000	4,674,280
Town of Greenwich, Connecticut 4.00% 1/15/17	1,670,000	1,782,475

		37,053,334

Pre-Refunded/Escrowed to Maturity Bonds – 5.36%
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/21-18§	2,430,000	2,780,163
Bay Area, California Toll Bridge Authority Revenue (San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,665,000	1,878,320
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,821,883
California State Economic Recovery Series A 5.25% 7/1/21-19§	2,740,000	3,246,023
Fairfax County, Virginia Public Improvement Revenue Series A 5.00% 4/1/20-18 (State Aid Witholding)§	10,000,000	11,281,200

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Maryland State & Local Facilities Loan Capital Improvement First Series 5.00% 3/15/19-17§	3,675,000	$4,011,446
Second Series 5.00% 8/1/17-16§	2,740,000	2,922,237
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,314,978
Missouri State Highways & Transportation Commission State Road Revenue (Second Lien) 5.25% 5/1/23-17§	1,940,000	2,137,492
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/20-18§	3,440,000	3,929,994
Series E-3 5.75% 1/1/38-16—§	3,750,000	3,921,075

		41,244,811

Resource Recovery Revenue Bonds – 0.20%
Jefferson County, New York Industrial Development Agency Solid Waste Disposal Revenue (Green Bond) 4.75% 1/1/20 (AMT)	555,000	561,937
5.25% 1/1/24 (AMT)	510,000	520,123
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	450,000	457,205

		1,539,265

Special Tax Revenue Bonds – 15.68%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	500,000	508,360
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,589,220
Celebration Pointe, Florida Community Development District 4.75% 5/1/24	725,000	739,689
5.00% 5/1/34	580,000	593,920
Dallas, Texas Convention Center Hotel Development Revenue Series A 5.00% 1/1/24	3,420,000	3,820,619
Series A 5.25% 1/1/23	5,375,000	6,054,293
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,049,875

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue 5.00% 7/15/26	6,160,000	$7,132,479
Guam Government Limited Obligation Revenue (Section 30) Series A 5.375% 12/1/24	1,750,000	1,952,563
Series A 5.625% 12/1/29	1,125,000	1,248,199
Harris County-Houston, Texas Sports Authority (Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,072,790
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,419,149
Nevada State 5.00% 6/1/17	2,245,000	2,467,906
New Jersey State Economic Development Authority Revenue 5.00% 6/15/22	1,750,000	2,001,073
5.00% 6/15/23	1,250,000	1,429,100
(School Facilities Construction) Series AA 5.50% 12/15/29	4,580,000	5,069,648
New Jersey State Transportation Trust Fund Authority Series B 5.50% 6/15/31	7,310,000	8,428,649
New York City, New York Transitional Finance Authority Future Tax Secured 5.00% 11/1/23	2,865,000	3,521,285
Subseries A-1 5.00% 11/1/20	2,860,000	3,402,170
Subseries C 5.00% 11/1/27	4,150,000	4,969,003
Subseries E-1 5.00% 2/1/26	4,020,000	4,807,478
New York State Local Government Assistance Corporation Subordinate Lien Series A 5.00% 4/1/17	8,615,000	9,418,004
Series A 5.00% 4/1/20	3,360,000	3,978,610
New York State Urban Development Corporation (Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,459,936
Oregon State Lottery Series C 5.00% 4/1/24	3,550,000	4,421,489
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,002,820
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series B 5.375% 11/1/23 @	880,000	881,294

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Texas Public Finance Authority (Assessment - Unemployment Compensation) 5.00% 1/1/17	2,900,000	$3,140,961
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,857,539
Virginia Commonwealth Transportation Board (Gans-Garvee) 5.00% 3/15/24	6,500,000	7,858,240
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien ) 6.07% 6/1/21 ^	1,945,000	1,401,353

		120,697,714

State General Obligation Bonds – 17.45%
California State 5.00% 2/1/17	840,000	912,677
5.00% 2/1/20	4,250,000	5,012,620
(Various Purposes) 5.00% 10/1/18	5,000,000	5,717,650
5.00% 11/1/19	5,245,000	6,154,011
5.00% 10/1/24	2,935,000	3,663,819
5.25% 9/1/28	7,750,000	9,202,427
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,277,160
Series E 5.00% 12/15/17	1,230,000	1,333,344
Georgia State Series A-1 5.00% 2/1/24	5,000,000	6,273,000
Series B 5.00% 7/1/17	4,810,000	5,310,240
Hawaii State Series EH 5.00% 8/1/19	5,000,000	5,840,750
Louisiana State Series A 5.00% 8/1/21	6,655,000	8,032,252
Maryland State & Local Facilities Loan Capital Improvement Series B 5.00% 3/1/18	1,930,000	2,169,494
Minnesota State (Various Purpose) Series A 5.00% 8/1/19	2,020,000	2,359,037
Series F 5.00% 10/1/22	8,000,000	9,865,280
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,406,944

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
New Jersey State Series Q 5.00% 8/15/19	7,000,000	$8,057,210
New York State Series A 5.00% 2/15/28	5,000,000	5,888,200
North Carolina State Public Improvement Series A 5.00% 5/1/22	2,625,000	3,135,956
Oregon State Series L 5.00% 5/1/26	6,000,000	7,102,440
Pennsylvania State Second Series 5.00% 7/1/20	2,300,000	2,704,823
Tennessee State Series A 4.00% 8/1/17	2,355,000	2,550,536
Texas State (Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,154,066
Virginia State Series B 5.00% 6/1/23	2,000,000	2,258,740
Series D 5.00% 6/1/19	5,715,000	6,651,460
Washington State (Motor Vehicle Fuel Tax) Series B 5.00% 7/1/16	4,250,000	4,521,363
(Various Purposes) Series A 5.00% 7/1/16	1,000,000	1,063,850
Series R - 2010A 5.00% 1/1/17	1,310,000	1,417,839
Series 2015-A-1 5.00% 8/1/30	3,595,000	4,269,242

		134,306,430

Transportation Revenue Bonds – 16.06%
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	2,000,000	2,296,280
Central Texas Turnpike System Series C 5.00% 8/15/33	3,500,000	3,910,935
Chicago, Illinois O’Hare International Airport Revenue General-Airport-Third Lien Series C 5.25% 1/1/28	2,150,000	2,453,945
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/22	680,000	733,550
Houston, Texas Airports Commission Revenue Series B 5.00% 7/1/25	1,000,000	1,163,990
5.00% 7/1/26	3,000,000	3,480,420
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation) Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,106,711

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Los Angeles, California Department of Airports (Senior Revenue) Series A 5.00% 5/15/31 (AMT)	1,160,000	$1,356,121
Series A 5.00% 5/15/32 (AMT)	1,160,000	1,349,474
Louisiana State Highway Improvement Revenue Series A 5.00% 6/15/29	5,195,000	6,157,581
Maryland State Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,792,150
Memphis-Shelby County, Tennessee Airport Authority Revenue Series D 5.00% 7/1/24	4,110,000	4,749,721
Metropolitan, New York Transportation Authority Revenue Series 2008C 6.50% 11/15/28	2,860,000	3,426,709
Series A 5.00% 11/15/18	2,500,000	2,854,825
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission Senior Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,400,950
New Orleans, Louisiana Aviation Board Series B 5.00% 1/1/32 (AMT)	2,900,000	3,267,198
Series B 5.00% 1/1/33 (AMT)	2,900,000	3,254,351
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	7,265,000	8,341,237
Series J 5.00% 1/1/27	5,705,000	6,797,793
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/20	485,000	548,588
(First Tier) (Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,108,150
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) 5.00% 12/31/34 (AMT)	5,690,000	6,325,232
Pennsylvania State Turnpike Commission Revenue Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,124,659
Phoenix, Arizona Civic Improvement Corporation Airport Revenue (Junior Lien) Series A 5.00% 7/1/26	7,500,000	8,713,425
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,658,809
Sacramento County, California Airport System Revenue 5.00% 7/1/24	1,425,000	1,663,859
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,287,185

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
San Francisco, California City & County Airports Commission Series D 5.00% 5/1/25	2,000,000	$2,355,960
San Jose, California Airport Revenue Series B 5.00% 3/1/28	645,000	754,527
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,446,225
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,506,383
(NTE Mobility Partners) 7.00% 12/31/38 (AMT)	3,750,000	4,688,475
7.50% 12/31/31	3,765,000	4,597,103
Triborough, New York Bridge & Tunnel Authority Revenue Series A 5.00% 11/15/17	1,720,000	1,917,439

		123,589,960

Water & Sewer Revenue Bonds – 4.51%
Arizona State Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/20	1,500,000	1,798,275
Atlanta, Georgia Water & Wastewater Revenue Series A 6.00% 11/1/25	2,925,000	3,542,292
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,501,870
California State Department of Water Resources Center Valley Project Series AS 5.00% 12/1/29	2,695,000	3,290,918
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking Water Revolving Foundation) Series A 5.00% 6/15/22	1,405,000	1,589,477
Series D 5.00% 9/15/23	3,360,000	3,725,971
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,541,760
Sacramento, California Water Revenue 5.00% 9/1/26	3,160,000	3,793,548
San Francisco, California City & County Public Utilities Commission Water Revenue Sub Series A 5.00% 11/1/27	7,430,000	8,961,769

		34,745,880

Total Municipal Bonds (cost $708,309,191)		762,116,884

	Principal amount°	Value (U.S. $)

Short-Term Investments – 0.84%

Variable Rate Demand Notes – 0.84%¤
California Pollution Control Financing Authority (Pacific Gas & Electric) Series C 0.01% 11/1/26 (LOC - JPMorgan Chase Bank N.A.)	1,000,000	$1,000,000
Colorado Educational & Cultural Facilities Authority (National Jewish Federation) Series D3 0.01% 12/1/37 (LOC - JPMorgan Chase Bank N.A.)	900,000	900,000
Lower Neches Valley, Texas Authority Industrial Development (ExxonMobil) 0.01% 11/1/38	2,500,000	2,500,000
Massachusetts Health & Educational Facilities Authority (Stonehill College) Series K 0.01% 7/1/37 (LOC - JPMorgan Chase Bank N.A.)	545,000	545,000
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1 0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	1,500,000	1,500,000

Total Short-Term Investments (cost $6,445,000)		6,445,000

Total Value of Securities – 99.87% (cost $714,754,191)		$768,561,884

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $6,450,757, which represents 0.84% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $881,294, which represents 0.11% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.04%

Corporate Revenue Bonds – 21.78%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 5.75% 8/1/42 (AMT)	6,520,000	$6,716,448
6.875% 5/1/30	300,000	345,318
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	28,990,000	24,102,577
Series A-2 6.50% 6/1/47	8,405,000	7,545,337
Build NYC Resource, New York (Pratt Paper Inc. Project) 144A 5.00% 1/1/35 (AMT)#	2,950,000	3,160,659
California Pollution Control Financing Authority Revenue (Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,468,250
California State Enterprise Development Authority Revenue (Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,163,830
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,608,893
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing (International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,132,130
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority Exempt Facilities (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,510,000	1,513,186
Gloucester County, New Jersey Pollution Control Financing Authority (Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	1,430,000	1,623,593
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 5.125% 6/1/47	5,000,000	3,926,350
Series A-1 5.75% 6/1/47	19,410,000	16,690,077
Houston, Texas Airport System Revenue (Special Facilities Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,353,420
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,241,667
Illinois Railsplitter Tobacco Settlement Authority 5.50% 6/1/23	2,010,000	2,366,875
6.00% 6/1/28	1,455,000	1,709,058
6.25% 6/1/24	2,635,000	2,830,991

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	$3,610,230
Louisiana Public Facilities Authority (LA Pellets Inc. Project) Series A 8.375% 7/1/39 (AMT)	3,500,000	3,654,525
Maryland Economic Development Corporation Facilities Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	5,875,000	6,565,724
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	475,213
M-S-R Energy Authority, California Gas Revenue Series A 6.50% 11/1/39	2,500,000	3,454,775
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project) 5.25% 9/15/29 (AMT)	4,000,000	4,382,840
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,440,078
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.50% 8/1/16	100,000	105,468
7.75% 8/1/31 (AMT)—	1,000,000	1,087,320
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	1,000,330
New York Liberty Development Corporation Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	10,000,000	11,962,000
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,299,520
Nez Perce County, Idaho (Potlatch Project) 6.00% 10/1/24	1,285,000	1,286,401
Ohio State Water Development Authority (First Energy Nuclear Generation) Series B 4.00% 12/1/33 —	5,000,000	5,358,150
Parish of St. John the Baptist, Louisiana (Marathon Oil) Series A 5.125% 6/1/37	3,700,000	3,906,793
Pennsylvania Economic Development Financing Authority (National Gypson) 5.50% 11/1/44	4,500,000	4,658,760
Pima County, Arizona Industrial Development Authority Pollution Control Revenue (Tucson Electric Power) Series A 5.25% 10/1/40	500,000	552,080
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,103,140

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	13,015,000	$15,053,539
5.25% 12/1/27	2,235,000	2,680,637
5.25% 12/1/28	1,050,000	1,260,735
5.50% 12/1/29	765,000	924,380
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,831,521
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,032,130
Texas Municipal Gas Acquisition & Supply Corp I (Senior Lien) Series D 6.25% 12/15/26	4,460,000	5,563,449
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,838,552
Tobacco Settlement Financing Corporation, New Jersey Series 1A 5.00% 6/1/41	18,430,000	14,410,786
TSASC, New York Revenue (Asset-Backed) Series 1 5.125% 6/1/42	485,000	415,141
Tulsa, Oklahoma Municipal Airport Trust Revenue Series A 5.50% 6/1/35 (AMT)	2,000,000	2,176,860
Valparaiso, Indiana (Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,538,304

		197,128,040

Education Revenue Bonds – 14.09%
Arlington, Texas Higher Education Finance (Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,142,970
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	1,215,000	1,316,295
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue (Medaille College Project) 5.25% 4/1/35	1,810,000	1,885,423
Build NYC Resource, New York 5.00% 11/1/39	1,000,000	1,054,960
5.50% 11/1/44	2,500,000	2,714,875
California Municipal Finance Authority Revenue (Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,218,010
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,792,616
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,322,650
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,850,370

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California School Finance Authority (New Designs Charter School) Series A 5.50% 6/1/42	2,750,000	$2,772,660
(View Park Elementary & Middle Schools) 5.875% 10/1/44	1,000,000	1,022,740
6.00% 10/1/49	720,000	735,847
California State University (Systemwide) Series A 5.00% 11/1/17	4,570,000	5,109,717
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,242,139
California Statewide Communities Development Authority Revenue (Aspire Public Schools Project) 6.00% 7/1/40	995,000	1,068,978
(California Baptist University Project) 7.50% 11/1/41	1,000,000	1,189,060
Series A 5.50% 11/1/38	2,000,000	2,076,540
Capital Trust Agency, Florida (River City Education Services Inc. Project) 5.375% 2/1/35	870,000	873,950
5.625% 2/1/45	1,500,000	1,505,025
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI Phase I, LLC Project) Series A 5.125% 10/1/35	1,000,000	1,006,740
(CDFI Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,500,000	1,514,205
Clifton, Texas Higher Education Finance Corporation Revenue (Idea Public Schools) 5.75% 8/15/41	1,000,000	1,134,800
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,169,150
Colorado Educational & Cultural Facilities Authority Revenue (Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,364,740
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	530,495
District of Columbia (KIPP Charter School) 6.00% 7/1/48	1,450,000	1,688,032
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,593,750
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,083,960

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/27	2,800,000	$2,778,916
5.125% 3/1/37	2,000,000	1,897,600
Hawaii State Department of Budget & Finance (Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,280,580
Henderson, Nevada Public Improvement Trust (Touro College & University System) 5.50% 1/1/44	2,000,000	2,212,480
Idaho Housing & Finance Association (North Star Charter School) Series A 6.75% 7/1/48	529,150	522,864
Series B 144A 10.002% 7/1/49 #^	2,888,155	239,544
Illinois Finance Authority Charter School Revenue (Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,152,620
Illinois Finance Authority Revenue (Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,121,990
(Rogers Park Montessori) 6.00% 2/1/34	675,000	705,787
6.125% 2/1/45	1,800,000	1,860,480
Illinois Finance Authority Student Housing Revenue (Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,177,850
Indiana State Finance Authority Revenue Educational Facilities (Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,021,660
Kanawha, West Virginia (West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,821,675
Louisiana Public Facilities Authority Revenue (Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,734,090
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	2,500,000	2,969,550
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	2,845,000	3,028,133
Maryland State Economic Development Corporation Student Housing Revenue (University of Maryland College Park Projects) 5.75% 6/1/33	1,130,000	1,243,757

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Maryland State Health & Higher Educational Facilities Authority Revenue (Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	$1,054,930
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,810,324
Massachusetts State Health & Educational Facilities Authority Revenue (Springfield College) 5.625% 10/15/40	1,000,000	1,083,890
Michigan Finance Authority Limited Obligation Revenue (Higher Education Thomas M Cooley) 144A 6.75% 7/1/44 #	3,500,000	3,761,730
(Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	926,829
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,099,360
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,169,600
Michigan Public Educational Facilities Authority Revenue (Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	1,005,784
Minnesota Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,034,100
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,696,275
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,374,937
New York State Dormitory Authority (Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,239,377
North Texas Education Finance Revenue (Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,310,861
Oregon State Facilities Authority Revenue (Concordia University Project) Series A 144A 6.125% 9/1/30 #	900,000	967,653
Series A 144A 6.375% 9/1/40 #	500,000	544,630
Pennsylvania State Higher Educational Facilities Authority Revenue (Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,416,350
(Edinboro University) 6.00% 7/1/42	1,000,000	1,063,650
(Foundation Indiana University) Series A 0.821% 7/1/39 (SGI)—	2,400,000	1,914,984

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	$1,375,423
(Discovery Charter School Project) 5.875% 4/1/32	450,000	477,801
6.25% 4/1/37	200,000	216,130
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,077,580
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,662,592
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,110,790
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,717,085
Phoenix, Arizona Industrial Development Authority Revenue (Choice Academies Project) 5.375% 9/1/32	1,000,000	1,049,070
5.625% 9/1/42	600,000	634,782
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	438,003
(Legacy Traditional Schools Project) Series A 144A 6.75% 7/1/44 #	1,500,000	1,722,315
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,176,080
Pima County, Arizona Industrial Development Authority Revenue (Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	2,023,640
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,005,000	1,096,767
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	810,000	819,509
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,378,700
Utah State Charter School Finance Authority Revenue (North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,410,538
Wisconsin Public Finance Authority Revenue (Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,130,160
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,150,950

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Yonkers, New York Economic Development Corporation Education Revenue (Charter School Educational Excellence) 6.25% 10/15/40	595,000	$638,013

		127,531,465

Electric Revenue Bonds – 0.46%
California State Department of Water Resources Series L 5.00% 5/1/17	1,045,000	1,148,800
Long Island, New York Power Authority Series A 5.00% 9/1/44	1,960,000	2,197,787
Southern Minnesota Municipal Power Agency Series A 5.25% 1/1/17 (AMBAC)	750,000	815,468

		4,162,055

Healthcare Revenue Bonds – 23.60%
Abag, California Finance Authority for Nonprofit Corporations (Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,903,044
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,259,440
Series A 8.00% 10/1/46	1,500,000	1,885,590
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	1,009,330
Arizona Health Facilities Authority (Phoenix Children’s Hospital) 5.00% 2/1/19 (Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	2,545,000 940,000	2,896,159 1,055,272
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,126,480
California Municipal Finance Authority Revenue (Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,112,100
California Statewide Communities Development Authority Revenue (BE Group) 144A 7.25% 11/15/41 #	500,000	597,765
(Cottage Health System Obligation) 5.00% 11/1/43	1,800,000	2,058,876
(Loma Linda University Medical Center) 5.50% 12/1/54	8,000,000	8,855,680
Camden County, New Jersey Improvement Authority Revenue (Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,883,400

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida (Faulk Senior Services) 6.00% 12/1/24	455,000	$458,290
6.50% 12/1/34	500,000	503,525
6.75% 12/1/44	1,000,000	1,015,710
6.75% 12/1/49	1,500,000	1,507,455
Chesterfield County, Virginia Economic Development Authority Revenue (1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,073,507
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,500,000	3,006,650
(Christian Living Community Project) Series A 5.75% 1/1/37	1,990,000	2,033,243
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	574,645
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,126,990
Cumberland County, Pennsylvania Municipal Authority Revenue (Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,667,520
(Diakon Lutheran Ministries Project) 5.00% 1/1/36	1,000,000	1,023,550
6.375% 1/1/39	1,000,000	1,117,590
Decatur, Texas Hospital Authority (Wise Regional Health Systems) Series A 5.00% 9/1/34	1,000,000	1,070,290
Series A 5.25% 9/1/29	500,000	551,535
Series A 5.25% 9/1/44	2,000,000	2,150,260
Duluth, Minnesota Economic Development Authority Revenue (St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,177,987
East Rochester, New York Housing Authority Revenue (Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,221,216
Florida Development Finance (Tuscan Isle Obligated Group) Series A 144A 7.00% 6/1/45 #	2,000,000	2,057,180
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,664,964
Hanover County, Virginia Economic Development Authority Residential Care Revenue (Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,793,036

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	$1,415,075
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue (15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,256,960
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,460,357
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,097,890
Hospital Facilities Authority of Multnomah County, Oregon (Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,620,536
Illinois Finance Authority Revenue (Admiral at Lake Project) Series A 7.625% 5/15/25	1,750,000	1,974,717
Series A 8.00% 5/15/46	1,500,000	1,662,150
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,796,766
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,246,460
(Rush University Medical Center) Series A 5.00% 11/15/38	3,400,000	3,823,844
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,570,000	4,177,400
Indiana Finance Authority Revenue (King’s Daughters Hospital & Health) 5.50% 8/15/40	1,000,000	1,103,160
5.50% 8/15/45	1,000,000	1,101,590
(Marquette Project) 5.00% 3/1/39	1,250,000	1,315,225
Iowa Finance Authority (Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,579,100
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical Health System) Series A 5.00% 6/1/17	2,525,000	2,751,795
Series A 6.50% 3/1/45	4,965,000	5,764,017
Kentwood, Michigan Economic Development Corporation Revenue (Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,328,425
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,949,045
Lake County, Florida Individual Development Revenue (Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	3,040,500
Lakeland, Florida (Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,506,900

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	$762,040
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	2,009,803
Lucas County, Ohio Health Care Facilities Revenue (Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,099,950
Lucas County, Ohio Improvement (Lutheran Homes) Series A 7.00% 11/1/45	3,865,000	4,299,078
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,948,285
Martin County, Florida Health Facilities Authority Revenue (Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,108,950
Maryland State Health & Higher Educational Facilities Authority Revenue (Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,836,239
Michigan State Strategic Fund Limited Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,911,535
Missouri State Health & Educational Facilities Authority Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,113,790
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	2,500,000	2,506,200
(Whitemarsh Continuing Care) 5.25% 1/1/40	1,550,000	1,575,513
5.375% 1/1/50	6,250,000	6,363,125
New Hampshire Health & Education Facilities Authority (Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,580,114
New Jersey Economic Development Authority (Lions Gate Project) 5.25% 1/1/44	2,000,000	2,100,140
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,040,162
Series A 5.00% 7/1/25	15,000	17,134
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	959,906
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	3,003,696
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,322,398

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	$5,509,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,644,929
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,034,300
Northampton County, Pennsylvania Industrial Development Authority Revenue (Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,087,260
Onondaga, New York Civic Development Revenue (St. Joseph’s Hospital Health Center Project) 4.50% 7/1/32	1,000,000	1,006,790
5.00% 7/1/16	1,000,000	1,039,850
5.00% 7/1/17	1,945,000	2,062,303
5.125% 7/1/31	1,000,000	1,084,640
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	4,000,000	4,016,600
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project) 7.25% 6/1/34	285,000	326,131
Series A 7.50% 6/1/49	2,920,000	3,348,364
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,286,406
Public Finance Authority, Wisconsin (Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,114,960
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,840,450
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,665,495
San Buenaventura, California Revenue 7.50% 12/1/41	4,475,000	5,503,176
South Carolina Jobs - Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	1,006,427
Southwestern Illinois Development Authority Revenue (Memorial Group) 7.125% 11/1/30	1,420,000	1,756,654
7.125% 11/1/43	2,500,000	3,051,425

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	$1,126,710
St. Louis Park, Minnesota Health Care Facilities Revenue (Park Nicollet Health Services) 5.75% 7/1/39	500,000	577,410
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/30	2,000,000	2,060,940
Suffolk County, New York Economic Development Corporation Revenue (Peconic Landing Southland) 6.00% 12/1/40	575,000	638,135
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	500,000	546,450
Travis County, Texas Health Facilities Development Corporation Revenue (Westminister Manor Project) 7.125% 11/1/40	1,000,000	1,169,190
University of Arizona Medical Center Hospital Revenue 6.00% 7/1/39	1,500,000	1,775,265
Vermont Economic Development Authority Revenue (Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,159,664
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,465,538
Wayzata, Minnesota Senior Housing Revenue (Folkestone Senior Living Community) Series A 5.50% 11/1/32	270,000	292,942
Series A 5.75% 11/1/39	600,000	653,196
Series A 6.00% 5/1/47	920,000	1,008,541
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,514,650
Westminster, Maryland (Lutheran Village Millers Grant) 6.00% 7/1/34	800,000	847,440
Series A 5.00% 7/1/24	1,700,000	1,744,574
Series A 6.125% 7/1/39	750,000	796,493
Series A 6.25% 7/1/44	2,500,000	2,669,250
Wichita, Kansas (Presbyterian Manors) Series IV-A 5.625% 5/15/44	1,645,000	1,689,645
Series IV-A 5.625% 5/15/49	1,450,000	1,485,554

		213,574,996

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 1.29%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	$1,324,200
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,643,955
Senior Series A 6.40% 8/15/45	1,800,000	2,012,094
Independent Cities Finance Authority, California Series A 5.25% 5/15/44	750,000	812,003
Series A 5.25% 5/15/49	3,000,000	3,235,620
Williston, North Dakota (Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	2,650,860

		11,678,732

Lease Revenue Bonds – 5.89%
California Municipal Finance Authority Revenue (Goodwill Industry Sacramento Valley and Northern Nevada Project) Series A 6.625% 1/1/32	500,000	546,565
Series A 6.875% 1/1/42	1,500,000	1,652,070
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,277,608
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,015,850
Capital Trust Agency, Florida Revenue (Air Cargo - Aero Miami) Series A 5.35% 7/1/29	920,000	1,021,908
District of Columbia Revenue (Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,482,705
Industrial Development Authority of Phoenix, Arizona 5.125% 2/1/34	1,000,000	990,400
5.375% 2/1/41	4,000,000	4,005,440
New York Liberty Development (Class 1-3 World Trade Center) 144A 5.00% 11/15/44 #	5,000,000	5,275,250
(Class 2-3 World Trade Center) 144A 5.375% 11/15/40 #	2,410,000	2,703,345
(Class 3-3 World Trade Center) 144A 7.25% 11/15/44 #	8,000,000	9,672,640
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,831,549
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,238,080
Tobacco Settlement Financing Authority Revenue, New York (Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	4,089,400

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Virginia Public Building Authority Series B 5.00% 8/1/20	6,970,000	$8,267,326
Wise County, Texas (Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,225,960

		53,296,096

Local General Obligation Bonds – 2.76%
Arlington County, Virginia Series D 5.00% 8/1/17	1,375,000	1,522,290
Hennepin County, Minnesota Series B 5.00% 12/1/17	5,700,000	6,379,269
New York City, New York Series E 5.00% 8/1/20	3,615,000	4,263,169
Series J 5.00% 8/1/17	3,625,000	4,013,129
Prince George’s County, Maryland (Consolidated Public Improvement) Series B 5.00% 9/15/20	3,190,000	3,819,961
Series C 5.00% 8/1/17	1,775,000	1,965,138
Ramsey County, Minnesota Capital Improvement Plan Series A 5.00% 2/1/20	2,530,000	2,990,738

		24,953,694

Pre-Refunded Bonds – 1.79%
Brevard County, Florida Health Facilities Authority Revenue (Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	4,326,875
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,128,753
Commonwealth of Massachusetts Series E 5.00% 11/1/23-16 (AMBAC)§	7,390,000	7,952,305
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39-19§	285,000	356,914
Maryland State & Local Facilities Loan Capital Improvement Second Series 5.00% 8/1/17-16§	1,070,000	1,141,166
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,000,000	1,266,310

		16,172,323

Resource Recovery Revenue Bonds – 0.63%
Jefferson County Industrial Development Agency (Green Bond) 4.75% 1/1/20 (AMT)	545,000	551,813
5.25% 1/1/24 (AMT)	500,000	509,925

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Resource Recovery Revenue Bonds (continued)
Mission Economic Development Corporation, Texas Revenue (Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	$1,055,870
Orange County, Florida Industrial Development Authority (Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,598,980

		5,716,588

Special Tax Revenue Bonds – 8.32%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue Series A 5.00% 5/1/42	1,475,000	1,598,693
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,847,337
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	1,038,400
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.25% 7/15/40	5,500,000	6,534,275
6.50% 7/15/30	1,175,000	1,407,697
California Statewide Communities Development Authority Revenue (Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,575,286
Celebration Pointe, Florida Community Development District 5.125% 5/1/45	2,000,000	2,045,640
Dutchess County, New York Local Development Corporation Revenue (Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	2,097,440
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36 @‡	1,000,000	250,340
Henderson, Nevada Local Improvement Districts No. T-18 5.30% 9/1/35	465,000	397,026
Howard County, Maryland (Annapolis Junction Town Center Project) 5.80% 2/15/34	725,000	778,570
6.10% 2/15/44	1,420,000	1,534,196
Juban Crossing Economic Development District, Louisiana (General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,250,000	3,280,127
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,225,440

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39	215,000	$251,135
Midtown Miami, Florida Community Development District (Parking Garage Project) Series A 5.00% 5/1/37	1,250,000	1,340,487
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,737,675
Nampa Development Corporation, Idaho Revenue 144A 5.00% 9/1/31 #	2,940,000	3,227,385
5.90% 3/1/30	2,000,000	2,181,420
Nevada State 5.00% 6/1/17	1,955,000	2,149,112
New Jersey Transportation Trust Fund Authority (Transportation Program) Series AA 5.00% 6/15/44	2,000,000	2,147,500
(Transportation Systems) Series B 5.50% 12/15/16 (NATL-RE)	2,500,000	2,710,550
New Mexico Finance Authority (Senior Lien) 4.00% 6/15/16	500,000	524,180
New York City, New York Industrial Development Agency (Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,055,900
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,196,440
New York City, New York Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36	1,870,000	1,948,316
New York City, New York Transitional Finance Authority Building Aid Revenue (Fiscal 2015) Series S-1 5.00% 7/15/43	3,000,000	3,442,020
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Sub - Future Tax Secured - Fiscal) Series A-1 5.00% 11/1/19	1,525,000	1,783,365
New York State Dormitory Authority (Unrefunded - General Purpose) Series E 5.00% 2/15/17	1,000,000	1,089,350
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	1,191,420
Northampton County, Pennsylvania Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	2,770,000	3,044,008
Overland Park, Kansas Special Obligation Revenue (Prairiefire-Lionsgate Project) 6.00% 12/15/32	3,000,000	3,017,610

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Regional Transportation, Colorado District Revenue (Denver Transit Partners) 6.00% 1/15/41	1,000,000	$1,150,220
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,203,384
Roseville Westpark, California Community Facilities District No. 1 (Public Facilities) 5.25% 9/1/37	600,000	610,278
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series A 5.375% 11/1/24 @	1,000,000	1,000,460
Series A 5.50% 11/1/27 @	500,000	500,255
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement (Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,271,352
Texas Public Finance Authority (Assessment - Unemployment Compensation) 5.00% 1/1/17	2,510,000	2,718,556
Winter Garden Village at Fowler Groves Community Development District, Florida Special Assessment Revenue 5.65% 5/1/37	895,000	910,117
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	405,000	291,798

		75,304,760

State General Obligation Bonds – 3.26%
California State 5.00% 2/1/17	725,000	787,727
Various Purpose 5.00% 10/1/44	2,965,000	3,421,373
Commonwealth of Pennsylvania First Series 5.00% 11/15/16	6,905,000	7,443,521
Connecticut State Series E 5.00% 12/15/17	1,040,000	1,127,381
Hawaii State Series EH 5.00% 8/1/20	5,000,000	5,947,900
Maryland State & Local Facilities Loan (1st Series) 5.00% 8/1/20	6,000,000	7,166,940
New York State Series A 5.25% 2/15/24	2,000,000	2,405,500

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Washington State
(Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	$1,233,845

		29,534,187

Transportation Revenue Bonds – 10.57%
Bay Area, California Toll Authority
Series S-6 5.00% 10/1/54	4,000,000	4,494,200
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	2,202,814
Subordinate Lien 6.75% 1/1/41	1,000,000	1,227,280
Central Texas Turnpike System
Series C 5.00% 8/15/42	4,440,000	4,889,950
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,864,900
Series A 6.00% 1/15/49	7,690,000	9,166,095
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,144,230
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,447,480
Series A 6.00% 7/1/53	1,290,000	1,495,071
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,518,566
Metropolitan New York Transportation Authority
Sub Series A-1 5.00% 11/15/45	4,545,000	5,172,210
Metropolitan Washington D.C. Airports Authority
Series B 5.00% 10/1/16 (AMT)	900,000	963,999
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	2,765,000	3,174,607
North Texas Tollway Authority Revenue
(Toll 2nd Tier) Series F 5.75% 1/1/38	7,000,000	7,752,850
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 5.00% 12/31/38	6,160,000	6,799,778
Pennsylvania Turnpike Commission
Series B 5.25% 12/1/39	8,925,000	10,350,679
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,324,974
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,155,020
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,145,360

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	$2,132,487
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,283,072
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,478,680
7.50% 6/30/33	500,000	621,570
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,335,263
6.875% 12/31/39	4,055,000	4,830,519
7.00% 12/31/38 (AMT)	1,335,000	1,669,097

		95,640,751

Water & Sewer Revenue Bonds – 3.60%
Jefferson County, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,802,050
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,210,125
Series D 7.00% 10/1/51	5,000,000	5,996,800
Metropolitan Water Reclamation District of Greater
Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	500,000	539,610
New York City, New York Water & Sewer System
Series EE 5.00% 6/15/45	1,000,000	1,145,050
(2nd Generation Fiscal 2013) Series CC 5.00% 6/15/47	2,530,000	2,868,413

		32,562,048

Total Municipal Bonds (cost $829,623,962)		887,255,735

Short-Term Investments – 2.23%

Variable Rate Demand Notes – 2.23%¤
Arizona Health Facilities Authority (Health Care -
Southwest Health)
0.02% 12/1/24 (LOC - JPMorgan Chase Bank N.A.)	300,000	300,000
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation) Series D3
0.01% 12/1/37 (LOC - JPMorgan Chase Bank N.A.)	1,385,000	1,385,000
Gulf Coast, Texas Industrial Development Authority (Exxon
Mobil Project)
0.01% 11/1/41	500,000	500,000

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Variable Rate Demand Notes¤ (continued)
Harris County, Texas Cultural Education Facilities Finance (Texas Medical Center) Series A 0.01% 9/1/31 (LOC - JPMorgan Chase Bank N.A.)	1,275,000	$1,275,000
Idaho State University Foundation Income Revenue (L.E. & Thelma Stephens Project) 0.01% 5/1/21 (LOC - Wells Fargo Bank N.A.)	920,000	920,000
Jackson County, Mississippi (Chevron USA Inc. Project) 0.01% 6/1/23	3,000,000	3,000,000
Maricopa County, Arizona Pollution Control (Arizona Public Service Company) Series B 0.01% 5/1/29 (LOC - JPMorgan Chase Bank N.A.)	4,900,000	4,900,000
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
New Jersey Health Care Facilities Financing Authority (Virtua Health) Series C 0.01% 7/1/43 (LOC - JPMorgan Chase Bank N.A.)	2,700,000	2,700,000
New York City, New York Industrial Development Agency (American Civil Project) 0.01% 6/1/35 (LOC - JPMorgan Chase Bank N.A.)	700,000	700,000
New York City, New York Series C 0.01% 10/1/23 (LOC - JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Tarrant County, Texas Cultural Education Facilities Finance (Methodist Hospital Dallas) Series A 0.01% 10/1/41 (LOC - JPMorgan Chase Bank N.A.)	800,000	800,000

Total Short-Term Investments (cost $20,180,000)		20,180,000

Total Value of Securities – 100.27% (cost $849,803,962)		$907,435,735

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $49,033,388, which represents 5.42% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $1,751,055, which represents 0.19% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by the Assured Guaranty Corporation

CDFI – Community Development Financial Institutions

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2015 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$563,603,436	$762,116,884	$887,255,735
Short-term investments, at value[2]	14,880,000	6,445,000	20,180,000
Cash	2,224,225	1,178,192	1,555,481
Interest receivable	6,884,154	8,557,779	11,109,344
Receivable for fund shares sold	2,210,567	1,584,530	10,068,036
Receivable for securities sold	1,946,875	6,129,267	5,000

Total assets	591,749,257	786,011,652	930,173,596

Liabilities:
Payable for securities purchased	10,034,043	13,636,304	22,280,246
Payable for fund shares redeemed	529,419	1,838,879	1,582,590
Income distribution payable	305,733	355,682	558,928
Investment management fees payable	177,390	246,402	306,443
Other accrued expenses	169,280	283,543	261,728
Distribution fees payable	120,022	68,498	110,171
Other affiliates payable	22,185	48,922	37,516
Trustees’ fees and expenses payable	3,112	4,223	4,840

Total liabilities	11,361,184	16,482,453	25,142,462

Total Net Assets	$580,388,073	$769,529,199	$905,031,134

Net Assets Consist of:
Paid-in capital	$525,718,118	$724,416,998	$862,447,268
Undistributed net investment income	66,895	15,519	77,478
Accumulated net realized loss on investments	(2,600,773)	(8,711,011)	(15,125,385)
Net unrealized appreciation of investments	57,203,833	53,807,693	57,631,773

Total Net Assets	$580,388,073	$769,529,199	$905,031,134

Statements of assets and liabilities

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$521,298,618	$235,364,041	$230,473,294
Shares of beneficial interest outstanding, unlimited authorization, no par	43,309,512	19,231,645	21,126,393
Net asset value per share	$12.04	$12.24	$10.91
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.61	$12.59	$11.42

Class C:
Net assets	$30,738,387	$53,751,519	$86,590,624
Shares of beneficial interest outstanding, unlimited authorization, no par	2,553,218	4,394,263	7,904,796
Net asset value per share	$12.04	$12.23	$10.95

Institutional Class:
Net assets	$28,351,068	$480,413,639	$587,967,216
Shares of beneficial interest outstanding, unlimited authorization, no par	2,338,058	38,876,620	53,400,325
Net asset value per share	$12.13	$12.36	$11.01

[1]Investments, at cost	$506,399,603	$708,309,191	$829,623,962
[2]Short-term investments, at cost	14,880,000	6,445,000	20,180,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2015 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Investment Income:
Interest	$12,285,645	$13,047,132	$17,631,485

Expenses:
Management fees	1,505,259	1,828,034	2,039,655
Distribution expenses – Class A	607,343	304,035	265,896
Distribution expenses – Class B	182	4	166
Distribution expenses – Class C	148,703	263,981	393,775
Dividend disbursing and transfer agent fees and expenses	224,985	382,923	321,698
Accounting and administration expenses	89,716	120,740	124,313
Reports and statements to shareholders	44,109	64,321	56,020
Registration fees	41,488	53,445	68,336
Legal fees	33,874	48,174	37,339
Audit and tax	19,677	19,677	19,677
Trustees’ fees and expenses	12,802	17,247	17,625
Custodian fees	11,740	18,001	17,078
Other	18,142	23,174	24,991

	2,758,020	3,143,756	3,386,569
Less expenses waived	(430,752)	(312,320)	(397,797)
Less waived distribution expenses – Class A	—	(121,614)	—
Less waived distribution expenses – Class B	(140)	(3)	(128)
Less expense paid indirectly	(75)	(54)	(42)

Total operating expenses	2,327,053	2,709,765	2,988,602

Net Investment Income	9,958,592	10,337,367	14,642,883

Net Realized and Unrealized Gain:
Net realized gain on investments	135,484	577,997	131,442
Net change in unrealized appreciation (depreciation) of investments	5,937,088	1,211,726	17,674,690

Net Realized and Unrealized Gain	6,072,572	1,789,723	17,806,132

Net Increase in Net Assets Resulting from Operations	$16,031,164	$12,127,090	$32,449,015

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,958,592	$21,368,058
Net realized gain (loss)	135,484	(2,078,960)
Net change in unrealized appreciation (depreciation)	5,937,088	39,021,512

Net increase in net assets resulting from operations	16,031,164	58,310,610

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,031,288)	(19,670,359)
Class B	(686)	(24,129)
Class C	(428,014)	(946,445)
Institutional Class	(498,605)	(727,125)

	(9,958,593)	(21,368,058)

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,083,405	20,390,965
Class B	—	8,214
Class C	2,131,074	2,172,013
Institutional Class	7,598,953	14,168,723

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,690,510	16,447,982
Class B	616	16,822
Class C	351,893	770,892
Institutional Class	402,016	517,623

	52,258,467	54,493,234

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(26,518,760)	$(90,011,611)
Class B	(244,344)	(837,632)
Class C	(1,599,628)	(8,946,607)
Institutional Class	(4,526,214)	(8,213,483)

	(32,888,946)	(108,009,333)

Increase (Decrease) in net assets derived from capital share transactions	19,369,521	(53,516,099)

Net Increase (Decrease) in Net Assets	25,442,092	(16,573,547)

Net Assets:
Beginning of period	554,945,981	571,519,528

End of period	$580,388,073	$554,945,981

Undistributed net investment income	$66,895	$66,896

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,337,367	$21,689,186
Net realized gain (loss)	577,997	(3,776,207)
Net change in unrealized appreciation (depreciation)	1,211,726	36,532,805

Net increase in net assets resulting from operations	12,127,090	54,445,784

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,343,059)	(9,932,951)
Class B	(11)	(259)
Class C	(502,183)	(1,190,747)
Institutional Class	(6,492,844)	(10,565,229)

	(10,338,097)	(21,689,186)

Capital Share Transactions:
Proceeds from shares sold:
Class A	25,596,066	70,392,418
Class B	—	7,726
Class C	3,519,528	6,506,210
Institutional Class	104,149,049	241,643,570

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,583,425	8,569,342
Class B	11	259
Class C	462,399	1,081,404
Institutional Class	3,898,195	5,135,092

	140,208,673	333,336,021

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(43,320,551)	$(236,109,093)
Class B	(5,017)	(40,423)
Class C	(4,583,391)	(20,809,359)
Institutional Class	(63,098,643)	(186,671,884)

	(111,007,602)	(443,630,759)

Increase (Decrease) in net assets derived from capital share transactions	29,201,071	(110,294,738)

Net Increase (Decrease) in Net Assets	30,990,064	(77,538,140)

Net Assets:
Beginning of period	738,539,135	816,077,275

End of period	$769,529,199	$738,539,135

Undistributed net investment income	$15,519	$16,249

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,642,883	$23,727,456
Net realized gain (loss)	131,442	(5,590,268)
Net change in unrealized appreciation (depreciation)	17,674,690	59,226,679

Net increase in net assets resulting from operations	32,449,015	77,363,867

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,987,176)	(8,727,453)
Class B	(681)	(14,380)
Class C	(1,178,111)	(2,413,354)
Institutional Class	(9,395,334)	(12,475,591)

	(14,561,302)	(23,630,778)

Capital Share Transactions:
Proceeds from shares sold:
Class A	50,898,113	81,125,605
Class B	—	29
Class C	18,649,512	19,149,673
Institutional Class	224,992,212	287,934,787

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,218,241	7,380,542
Class B	678	12,400
Class C	1,016,420	2,089,705
Institutional Class	8,149,378	9,808,355

	306,924,554	407,501,096

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(33,567,522)	$(104,346,592)
Class B	(223,935)	(370,127)
Class C	(6,358,285)	(26,210,505)
Institutional Class	(40,739,289)	(105,787,600)

	(80,889,031)	(236,714,824)

Increase in net assets derived from capital share transactions	226,035,523	170,786,272

Net Increase in Net Assets	243,923,236	224,519,361

Net Assets:
Beginning of period	661,107,898	436,588,537

End of period	$905,031,134	$661,107,898

Undistributed (distributions in excess of) net investment income	$77,478	$(4,103)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.900	$11.140	$12.260	$11.300	$11.630	$10.890

0.216	0.445	0.456	0.484	0.503	0.522
0.140	0.760	(1.039)	0.959	(0.330)	0.740

0.356	1.205	(0.583)	1.443	0.173	1.262

(0.216)	(0.445)	(0.457)	(0.483)	(0.503)	(0.522)
—	—	(0.080)	—	—	—

(0.216)	(0.445)	(0.537)	(0.483)	(0.503)	(0.522)

$12.040	$11.900	$11.140	$12.260	$11.300	$11.630

3.02%	11.02%	(5.02% )	13.01%	1.65%	11.85%

$521,299	$500,590	$519,986	$604,415	$589,175	$581,931
0.81%	0.80%	0.80%	0.80%	0.80%	0.80%
0.97%	0.97%	0.99%	0.93%	0.94%	0.95%
3.64%	3.88%	3.76%	4.11%	4.52%	4.64%
3.48%	3.71%	3.57%	3.98%	4.38%	4.49%
8%	34%	40%	52%	49%	32%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.910	$11.140	$12.270	$11.300	$11.630	$10.890

0.172	0.359	0.364	0.395	0.419	0.437
0.130	0.770	(1.048)	0.969	(0.330)	0.740

0.302	1.129	(0.684)	1.364	0.089	1.177

(0.172)	(0.359)	(0.366)	(0.394)	(0.419)	(0.437)
—	—	(0.080)	—	—	—

(0.172)	(0.359)	(0.446)	(0.394)	(0.419)	(0.437)

$12.040	$11.910	$11.140	$12.270	$11.300	$11.630

2.55%	10.28%	(5.82% )	12.26%	0.88%	11.00%

$30,738	$29,524	$33,509	$36,840	$30,552	$30,302
1.57%	1.56%	1.56%	1.56%	1.56%	1.56%
1.73%	1.72%	1.70%	1.69%	1.70%	1.71%
2.88%	3.12%	3.00%	3.35%	3.76%	3.88%
2.72%	2.96%	2.86%	3.22%	3.62%	3.73%
8%	34%	40%	52%	49%	32%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.990	$11.220	$12.360	$11.380	$11.720	$10.890

0.233	0.477	0.490	0.517	0.534	0.549
0.140	0.770	(1.060)	0.979	(0.340)	0.830

0.373	1.247	(0.570)	1.496	0.194	1.379

(0.233)	(0.477)	(0.490)	(0.516)	(0.534)	(0.549)
—	—	(0.080)	—	—	—

(0.233)	(0.477)	(0.570)	(0.516)	(0.534)	(0.549)

$12.130	$11.990	$11.220	$12.360	$11.380	$11.720

3.14%	11.33%	(4.89% )	13.41%	1.83%	12.84%

$28,351	$24,588	$17,008	$18,187	$9,242	$7,634
0.57%	0.56%	0.56%	0.56%	0.56%	0.56%
0.73%	0.72%	0.70%	0.69%	0.70%	0.71%
3.88%	4.12%	4.00%	4.35%	4.76%	4.88%
3.72%	3.96%	3.86%	4.22%	4.62%	4.73%
8%	34%	40%	52%	49%	32%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.210	$11.690	$12.410	$11.850	$12.110	$11.460

0.167	0.342	0.344	0.362	0.381	0.423
0.030	0.520	(0.720)	0.560	(0.260)	0.650

0.197	0.862	(0.376)	0.922	0.121	1.073

(0.167)	(0.342)	(0.344)	(0.362)	(0.381)	(0.423)

(0.167)	(0.342)	(0.344)	(0.362)	(0.381)	(0.423)

$12.240	$12.210	$11.690	$12.410	$11.850	$12.110

1.62%	7.47%	(3.13% )	7.89%	1.10%	9.53%

$235,364	$249,848	$391,923	$464,540	$444,780	$481,004
0.76%	0.75%	0.75%	0.75%	0.75%	0.75%
0.94%	0.93%	0.97%	0.97%	0.98%	1.00%
2.75%	2.86%	2.79%	2.98%	3.27%	3.59%
2.57%	2.68%	2.57%	2.76%	3.04%	3.34%
6%	34%	23%	39%	43%	27%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.200	$11.690	$12.400	$11.850	$12.110	$11.450

0.115	0.240	0.239	0.258	0.282	0.323
0.030	0.510	(0.710)	0.550	(0.260)	0.660

0.145	0.750	(0.471)	0.808	0.022	0.983

(0.115)	(0.240)	(0.239)	(0.258)	(0.282)	(0.323)

(0.115)	(0.240)	(0.239)	(0.258)	(0.282)	(0.323)

$12.230	$12.200	$11.690	$12.400	$11.850	$12.110

1.20%	6.48%	(3.87% )	6.89%	0.25%	8.70%

$53,751	$54,231	$64,904	$75,887	$60,398	$65,343
1.61%	1.60%	1.60%	1.60%	1.60%	1.60%
1.69%	1.68%	1.67%	1.67%	1.68%	1.70%
1.90%	2.01%	1.94%	2.13%	2.42%	2.74%
1.82%	1.93%	1.87%	2.06%	2.34%	2.64%
6%	34%	23%	39%	43%	27%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.330	$11.810	$12.530	$11.970	$12.230	$11.460

0.178	0.363	0.366	0.384	0.402	0.424
0.030	0.520	(0.720)	0.560	(0.260)	0.770

0.208	0.883	(0.354)	0.944	0.142	1.194

(0.178)	(0.363)	(0.366)	(0.384)	(0.402)	(0.424)

(0.178)	(0.363)	(0.366)	(0.384)	(0.402)	(0.424)

$12.360	$12.330	$11.810	$12.530	$11.970	$12.230

1.70%	7.58%	(2.92% )	8.00%	1.28%	10.62%

$480,414	$434,455	$359,213	$333,033	$281,256	$192,026
0.61%	0.60%	0.60%	0.60%	0.60%	0.60%
0.69%	0.68%	0.67%	0.67%	0.68%	0.70%
2.90%	3.01%	2.94%	3.13%	3.42%	3.74%
2.82%	2.93%	2.87%	3.06%	3.34%	3.64%
6%	34%	23%	39%	43%	27%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$10.650	$9.640	$10.750	$9.620	$10.090	$8.920

0.202	0.447	0.449	0.496	0.479	0.513
0.259	1.008	(1.110)	1.127	(0.474)	1.169

0.461	1.455	(0.661)	1.623	0.005	1.682

(0.201)	(0.445)	(0.449)	(0.493)	(0.475)	(0.512)

(0.201)	(0.445)	(0.449)	(0.493)	(0.475)	(0.512)

$10.910	$10.650	$9.640	$10.750	$9.620	$10.090

4.37%	15.42%	(6.47% )	17.28%	0.23%	19.29%

$230,473	$204,936	$200,988	$228,829	$140,629	$139,628
0.86%	0.85%	0.85%	0.85%	0.85%	0.85%
0.96%	0.99%	0.99%	0.99%	1.01%	1.04%
3.75%	4.38%	4.18%	4.83%	5.03%	5.24%
3.65%	4.24%	4.04%	4.69%	4.87%	5.05%
3%	31%	46%	34%	57%	37%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$10.700	$9.680	$10.800	$9.660	$10.130	$8.960

0.163	0.373	0.370	0.422	0.409	0.442
0.249	1.018	(1.120)	1.137	(0.474)	1.169

0.412	1.391	(0.750)	1.559	(0.065)	1.611

(0.162)	(0.371)	(0.370)	(0.419)	(0.405)	(0.441)

(0.162)	(0.371)	(0.370)	(0.419)	(0.405)	(0.441)

$10.950	$10.700	$9.680	$10.800	$9.660	$10.130

3.87%	14.63%	(7.21% )	16.47%	(0.51% )	18.33%

$86,591	$71,424	$69,889	$69,634	$44,497	$36,384
1.61%	1.60%	1.60%	1.60%	1.60%	1.60%
1.71%	1.74%	1.74%	1.74%	1.76%	1.79%
3.00%	3.63%	3.43%	4.08%	4.28%	4.49%
2.90%	3.49%	3.29%	3.94%	4.12%	4.30%
3%	31%	46%	34%	57%	37%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$10.750	$9.730	$10.850	$9.710	$10.190	$8.930

0.218	0.476	0.480	0.527	0.506	0.534
0.259	1.018	(1.120)	1.137	(0.484)	1.259

0.477	1.494	(0.640)	1.664	0.022	1.793

(0.217)	(0.474)	(0.480)	(0.524)	(0.502)	(0.533)

(0.217)	(0.474)	(0.480)	(0.524)	(0.502)	(0.533)

$11.010	$10.750	$9.730	$10.850	$9.710	$10.190

4.47%	15.71%	(6.23% )	17.57%	0.41%	20.55%

$587,967	$384,525	$165,162	$125,661	$44,364	$16,840
0.61%	0.60%	0.60%	0.60%	0.60%	0.60%
0.71%	0.74%	0.74%	0.74%	0.76%	0.79%
4.00%	4.63%	4.43%	5.08%	5.28%	5.49%
3.90%	4.49%	4.29%	4.94%	5.12%	5.30%
3%	31%	46%	34%	57%	37%

Notes to financial statements

Delaware Investments® National Tax-Free Funds	February 28, 2015 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund automatically converted to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund automatically converted to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2011–Aug. 31, 2014), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2015.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Feb. 28, 2015, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$75	$54	$42

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to limit total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2014 through Feb. 28, 2015.1 For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and Administration expenses.” For the six months ended Feb. 28, 2015, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$13,128	$17,667	$18,202

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of each Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Dividend and disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2015, the amounts charged for each Fund was as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$58,152	$78,262	$80,591

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares and Class B shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% and 1.00%, respectively of average daily net assets, which were contractually waived to 0.15% of average daily net assets from Sept. 1, 2014 through Feb. 28, 2015.2 The Class B shares of Delaware Tax-Free USA Fund3 and National High-Yield Municipal Bond Fund4 were subject to a 12b-1 fee of 1.00% of average daily net assets which were contractually waived to 0.25% of average daily net assets from Sept. 1, 2015 through Sept. 25, 2015. Institutional Class shares pay no distribution and service expenses.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$7,697	$10,338	$10,506

For the six months ended Feb. 28, 2015, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$11,763	$4,584	$33,530

For the six months ended Feb. 28, 2015, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$—	$—	$493
Class C	20	—	3,017

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

1The contractual waiver period is Dec. 27, 2013, through Dec. 29, 2015.

2The contractual waiver period is Dec. 27, 2013, through Dec. 29, 2015 for the Class A shares and March 1, 2013, through Sept. 25, 2015 for the Class B shares.

3The contractual waiver period was May 1, 2013, through Sept. 25, 2014.

4The contractual waiver period was Aug. 1, 2013, through Sept. 25, 2014.

3. Investments

For the six months ended Feb. 28, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$57,940,442	$85,969,747	$255,350,909
Sales	42,192,671	46,055,503	21,548,184

At Feb. 28, 2015, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Cost of Investments	$521,279,603	$714,754,191	$849,416,282

Aggregate unrealized appreciation	$57,588,275	$54,065,821	$59,647,942
Aggregate unrealized depreciation	(384,442)	(258,128)	(1,628,489)

Net unrealized appreciation	$57,203,833	$53,807,693	$58,019,453

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In addition to those described below, capital loss carryforwards remaining at Aug. 31, 2014 will expire as follows:

	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
2015	$—	$355,701
2017	5,428,954	374,735

Total	$5,428,954	$730,436

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Loss carryforward character:
Short-term	$295,671	$3,525,160	$9,248,756
Long-term	2,251,931	—	5,581,121

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a

Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

Delaware Tax-Free USA Fund
Level 2
Municipal Bonds	$563,603,436
Short-Term Investments	14,880,000

Total	$578,483,436

Delaware Tax-Free USA Intermediate Fund
Level 2
Municipal Bonds	$762,116,884
Short-Term Investments	6,445,000

Total	$768,561,884

Delaware National High-Yield Municipal Bond Fund
Level 2
Municipal Bonds	$887,255,735
Short-Term Investments	20,180,000

Total	$907,435,735

During the six months ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14
Shares sold:
Class A	2,827,270	1,789,524	2,094,228	5,895,384	4,703,700	7,971,429
Class B	—	696	—	654	—	3
Class C	177,758	189,460	287,433	545,377	1,717,906	1,870,701
Institutional Class	630,050	1,205,280	8,423,597	19,954,492	20,603,586	28,345,725

Shares issued upon reinvestment of dividends and distributions:
Class A	642,639	1,427,570	211,423	717,349	297,949	728,826
Class B	52	1,471	1	22	64	1,234
Class C	29,400	66,935	37,844	90,506	93,696	205,676
Institutional Class	33,336	44,454	315,854	424,564	746,705	952,319

	4,340,505	4,725,390	11,370,380	27,628,348	28,163,606	40,075,913

Shares redeemed:
Class A	(2,216,428)	(7,850,023)	(3,539,063)	(19,666,413)	(3,115,897)	10,308,379)
Class B	(20,585)	(72,964)	(413)	(3,463)	(20,948)	(37,265)
Class C	(133,754)	(784,663)	(375,472)	(1,745,318)	(584,899)	(2,618,070)
Institutional Class	(375,815)	(715,016)	(5,107,361)	(15,560,640)	(3,718,829)	(10,503,939)

	(2,746,582)	(9,422,666)	(9,022,309)	(36,975,834)	(7,440,573)	(23,467,653)

Net increase (decrease)	1,593,923	(4,697,276)	2,348,071	(9,347,486)	20,723,033	16,608,260

For the six months ended Feb. 28, 2015 and the year ended Aug. 31, 2014, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

	Six months ended 2/28/15				Year ended 8/31/14
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Tax-Free USA Fund	2,096	2,095	$24,893	20,225	20,230	$230,817
Delaware Tax-Free USA Intermediate Fund	—	—	—	33	33	385
Delaware National High-Yield Municipal Bond Fund	3,664	3,672	39,175	12,965	13,002	130,078

Certain shareholders of Class A may exchange their shares for Institutional Class shares. The following shares and values were exchanged from Class A to Institutional Class. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

	Six months ended 2/28/15				Year ended 8/31/14
	Class C Shares	Institutional Class Shares	Value	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Intermediate Fund	—	—	$—	2,372,246	2,349,034	$28,798,947
Delaware National High-Yield Municipal Bond Fund	5,032	5,008	54,491	783	779	8,059

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, each Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit to be used as described above and operates in

Notes to financial statements

Delaware Investments® National Tax-Free Funds

5. Line of Credit (continued)

substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 9, 2015.

The Funds had no amounts outstanding as of Feb. 28, 2015 or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2015, 2.12%, 2.85%, and 1.32% of Delaware Tax-Free USA Fund’s, Delaware Tax-Free USA Intermediate Fund’s, and Delaware National High-Yield Municipal Bond Fund’s net assets, respectively, were insured by bond insurers. These securities have been identified on the “Schedules of investments.”

As of Feb. 28, 2015, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 11.79%, 20.21%, and 12.01%, respectively, of the Fund’s net assets. As of Feb. 28, 2015, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 14.16%, 17.62%, and 11.37%, respectively, of the Fund’s net assets. As of Feb. 28, 2015, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.92% and 13.14%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by each Fund have been identified on the “Schedules of investments.”

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and

Notes to financial statements

Delaware Investments® National Tax-Free Funds

8. Recent Accounting Pronouncements (continued)

similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Patrick P. Coyne	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	Officer	Officer	PNC Financial Services Group
Delaware Investments®	Private Wealth Management	Assurant, Inc.	Pittsburgh, PA
Family of Funds	J.P. Morgan Chase & Co.	Philadelphia, PA
Philadelphia, PA	Summit, NJ		Janet L. Yeomans
		Frances A.	Former Vice President
Thomas L. Bennett	Joseph W. Chow	Sevilla-Sacasa	and Treasurer
Chairman of the Board	Former Executive Vice	Chief Executive Officer	3M Corporation
Delaware Investments	President	Banco Itaú	St. Paul, MN
Family of Funds	State Street Corporation	International
Private Investor	Brookline, MA	Miami, FL	J. Richard Zecher
Rosemont, PA			Founder
	John A. Fry		Investor Analytics
	President		Scottsdale, AZ
Drexel University
Philadelphia, PA

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

              Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

              Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX FREE FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2015